Reinsurance (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Separate Account Assets	$ 137,135		$ 137,135		$ 103,205	$ 69,005
Separate account liabilities	137,135		137,135		103,205	69,005
Reinsurance recoverable from affiliate	24,200	$ 23,514	24,200	$ 23,514	24,034	23,973	$ 23,687
CMFG Life Insurance Company [Member] | Reinsurance Agreement [Member]
Deposit contracts	460,458		460,458		337,755	165,924
Related liabilities	460,458		460,458		337,755	165,924
Separate Account Assets	137,135		137,135		103,205	69,005
Separate account liabilities	137,135		137,135		103,205	69,005
Commission on single premium	220		410
Commissions on flexible premium	5,906	4,738	11,092	8,407	17,738	11,019	6,302
CMFG Life Insurance Company [Member] | Second Agreement [Member]
Deposit contracts	3,246,576		3,246,576		2,800,341
Related liabilities	3,246,576		3,246,576		2,800,341
Commission on single premium	$ 14,284	$ 12,296	$ 27,611	$ 23,775	52,652	44,773	37,961
CMFG Life Insurance Company [Member] | Amended Reinsurance Agreement [Member]
Commissions on flexible premium					$ 767	$ 839	$ 894